Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 27, 2014
Equity [Abstract]
Accumulated Other Comprehensive Losses
Accumulated Other Comprehensive Losses
Total accumulated other comprehensive losses consists of net earnings / (losses) and other changes in business equity from sources other than shareholders. It includes foreign currency translation gains and losses, postemployment benefit plan adjustments, and unrealized gains and losses from derivative instruments designated as cash flow hedges.
The components of, and changes in, accumulated other comprehensive losses were as follows (net of tax):

	Foreign Currency Adjustments	Postemployment Benefit Plan Adjustments	Derivative Hedging Adjustments	Total Accumulated Other Comprehensive Losses
	(in millions)
Balance at December 29, 2012	$(359)	$51	$(152)	$(460)
Other comprehensive (losses) / gains before reclassifications	(68)	19	20	(29)
Amounts reclassified from accumulated other comprehensive losses	—	(13)	3	(10)
Net current-period other comprehensive (losses) / earnings	(68)	6	23	(39)
Balance at December 28, 2013	$(427)	$57	$(129)	$(499)
Other comprehensive (losses) / gains before reclassifications	(91)	36	56	1
Amounts reclassified from accumulated other comprehensive losses	—	(12)	(52)	(64)
Net current-period other comprehensive (losses) / earnings	(91)	24	4	(63)
Balance at December 27, 2014	$(518)	$81	$(125)	$(562)

Amounts reclassified from accumulated other comprehensive losses in the years ended December 27, 2014 and December 28, 2013 were as follows:

	Amount Reclassified from Accumulated Other Comprehensive Losses
	For the Years Ended
Details about Accumulated Other Comprehensive Losses Components	December 27, 2014	December 28, 2013	Affected Line Item in the Statement Where Net Income is Presented
	(in millions)
Derivative hedging (gains) / losses
Commodity contracts	$(30)	$42	Cost of sales
Foreign exchange contracts	(17)	(11)	Cost of sales
Foreign exchange contracts	(50)	(39)	Interest and other expense, net
Interest rate contracts	13	12	Interest and other expense, net
Total before tax	(84)	4	Earnings before income taxes
Tax benefit / (expense)	32	(1)	Provision for income taxes
Net of tax	$(52)	$3	Net earnings

Postemployment benefit plan adjustments
Amortization of prior service credits	$(23)	$(22)	(1)
Curtailments	3	—	(1)
Total before tax	(20)	(22)	Earnings before income taxes
Tax benefit	8	9	Provision for income taxes
Net of tax	$(12)	$(13)	Net earnings

(1)
These accumulated other comprehensive losses components are included in the computation of net periodic pension and postretirement health care costs. See Note 9, Postemployment Benefit Plans, for additional information.